Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share is shown in the table below:

Year Ended December 31,	2015	2014	2013
Numerators
Numerator for basic earnings per share:
Net income	$13,687	$6,736	$18,722
Less: Net income attributable to noncontrolling interest	(342)	(294)	(304)
Net income attributable to AT&T	13,345	6,442	18,418
Dilutive potential common shares:
Share-based payment	13	13	13
Numerator for diluted earnings per share	$13,358	$6,455	$18,431
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,628	5,205	5,368
Dilutive potential common shares:
Share-based payment (in shares)	18	16	17
Denominator for diluted earnings per share	5,646	5,221	5,385
Basic earnings per share attributable to AT&T	$2.37	$1.24	$3.42
Diluted earnings per share attributable to AT&T	$2.37	$1.24	$3.42